Schedule of estimated useful life and residual value of property and equipment, net (Details)	Dec. 31, 2024
Office Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years
Residual value	5.00%
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Residual value	5.00%
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Residual value	5.00%
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years